Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule Of Property and Equipment

Property and equipment consist of the following (in thousands):

	December 31,
	2017	2018
Laboratory equipment	$12,330	$14,009
Computer equipment	1,507	1,819
Furniture and equipment	971	1,300
Computer software	464	429
Construction in progress	376	3,942
Leasehold improvements	7,631	10,078

Property and equipment, at cost	23,279	31,577
Less accumulated depreciation	(9,325)	(12,452)

Property and equipment, net	$13,954	$19,125